UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 Rockefeller Opportunistic Municipal Bond ETF Ticker: RMOP (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$29	0.55%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$302,628
Number of Holdings	272
Portfolio Turnover	56%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Worthington City School District, GO, Call 12/01/32	3.5
Texas Transportation Finance Corp., Call 10/01/35	3.5
County of Miami-Dade FL Water & Sewer System Revenue, Call 10/01/35	3.4
Travis County Healthcare District, GO, Call 03/01/35	2.8
New York City Transitional Finance Authority Future Tax Secured Revenue	2.7
New York City Housing Development Corp.	1.7
New York City Municipal Water Finance Authority	1.5
Colorado Health Facilities Authority, Call 06/15/35	1.4
Ontario County Local Development Corp., Call 12/01/33	1.3
Charlotte-Mecklenburg Hospital Authority, Call 01/14/26, Put 01/14/26	1.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmop.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Rockefeller California Municipal Bond ETF Ticker: RMCA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$29	0.56%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$14,518
Number of Holdings	65
Portfolio Turnover	95%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
State of California	3.7
California Municipal Finance Authority, Call 07/01/32	3.6
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34	3.6
Lammersville Joint Unified School District, ST, Call 09/01/32	3.6
California Housing Finance Agency, FHA 542(C), Call 08/01/33	3.5
Downey Unified School District	3.3
California School Facilities Financing Authority, AG	3.2
City of Los Angeles Department of Airports, Call 05/15/35	2.9
California Public Finance Authority, Call 03/01/32	2.8
California Community Choice Financing Authority	2.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmca.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Rockefeller New York Municipal Bond ETF Ticker: RMNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$29	0.55%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$20,774
Number of Holdings	73
Portfolio Turnover	47%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
New York City Municipal Water Finance Authority, Call 12/15/35	3.7
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	3.7
Ontario County Local Development Corp., Call 12/01/33	3.7
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	3.5
City of New York, NY, GO, Call 03/01/34	3.3
Onondaga Civic Development Corp., Call 06/01/35	3.1
New York State Dormitory Authority, Call 09/15/35	2.6
New York Energy Finance Development Corp	2.6
New York State Dormitory Authority, Call 07/01/35	2.6
New York State Dormitory Authority, Call 07/01/35	2.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmny.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Rockefeller U.S. Small-Mid Cap ETF Ticker: RSMC (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$38	0.75%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$714,267
Number of Holdings	44
Portfolio Turnover	27%

Sector Type - Investments
(% of Total Net Assets)

Industrials
37.2%
Financials
21.5%
Technology
14%
Consumer Discretionary
7.7%
Health Care
7.7%
Consumer Staples
7.6%
Cash & Cash Equivalents
2.8%
Utilities
1.5%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
FirstCash Holdings, Inc.	4.1
StoneX Group, Inc.	4
Badger Meter, Inc.	3.8
HA Sustainable Infrastructure Capital, Inc. - REIT	3.5
RadNet, Inc.	3.5
BJ's Wholesale Club Holdings, Inc.	3.4
PJT Partners, Inc. - Class A	3.2
Western Alliance Bancorp	2.9
RBC Bearings, Inc.	2.7
Merit Medical Systems, Inc.	2.7

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rsmc.

Rockefeller Global Equity ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 Rockefeller Global Equity ETF Ticker: RGEF (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period August 1, 2025 to  January 31, 2026. You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$30	0.55%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$780,400
Number of Holdings	71
Portfolio Turnover	3%

Sector Type - Investments
(% of Total Net Assets)

Technology
24.2%
Financials
21.2%
Industrials
14.3%
Communications
13.8%
Consumer Discretionary
8%
Health Care
6%
Energy
5.2%
Materials
3.9%
Consumer Staples
1.7%
Utilities
1.1%
Cash & Cash Equivalents
0.6%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	5.9
Microsoft Corp.	4.1
Samsung Electronics Co. Ltd.	3.9
Amazon.com, Inc.	3.5
Meta Platforms, Inc. - Class A	3.4
NVIDIA Corp.	2.7
Shell PLC, ADR	2.4
Applied Materials, Inc.	2.2
GE Aerospace	1.9
Apple, Inc.	1.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rgef.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust III

Rockefeller California Municipal Bond ETF	| RMCA	| NYSE Arca, Inc.
Rockefeller Global Equity ETF	| RGEF	| NYSE Arca, Inc.
Rockefeller New York Municipal Bond ETF	| RMNY	| NYSE Arca, Inc.
Rockefeller Opportunistic Municipal Bond ETF	| RMOP	| NYSE Arca, Inc.
Rockefeller U.S. Small-Mid Cap ETF	| RSMC	| NYSE Arca, Inc.

Rockefeller ETFs

Rockefeller California Municipal Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

	Interest	Maturity	Principal
MUNICIPAL BONDS & NOTES - 98.5%	Rate	Date	Amount	Value
California - 95.0%
Avenal Public Financing Authority, Call 02/14/26(a)	5.00%	09/01/2036	40,000	$40,010
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34(a)	5.25%	07/01/2054	500,000	520,191
California Community Choice Financing Authority	5.00%	04/01/2056	350,000	381,097
California County Tobacco Securitization Agency, Call 01/30/26(b)	0.00%	06/01/2046	1,250,000	341,796
California County Tobacco Securitization Agency, Call 01/30/26(b)	0.00%	06/01/2050	100,000	22,848
California County Tobacco Securitization Agency, Call 02/14/26(c)	6.00%	06/01/2042	95,000	95,766
California Health Facilities Financing Authority, Call 09/01/28(a)	5.00%	09/01/2048	100,000	96,388
California Health Facilities Financing Authority	5.00%	10/01/2044	300,000	300,172
California Housing Finance Agency, FHA 542(C), Call 08/01/33(a)	5.00%	08/01/2055	500,000	511,956
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(c)(e)	5.13%	07/01/2054	300,000	277,918
California Municipal Finance Authority, CMI, Call 02/04/26(a)	5.00%	05/15/2047	250,000	251,288
California Municipal Finance Authority, Call 02/04/26(a)	5.00%	11/01/2040	45,000	45,004
California Municipal Finance Authority, Call 06/01/28(a)(e)	5.00%	06/01/2048	150,000	142,550
California Municipal Finance Authority, Call 08/01/29(a)	5.00%	08/01/2048	180,000	172,604
California Municipal Finance Authority, Call 09/01/30(a)	4.00%	09/01/2050	200,000	164,823
California Municipal Finance Authority, Call 10/01/30(a)(e)	5.00%	10/01/2049	50,000	46,408
California Municipal Finance Authority, Call 07/01/31(a)	4.00%	07/01/2055	150,000	118,593
California Municipal Finance Authority, Call 01/01/32(a)(c)(e)	5.38%	01/01/2055	250,000	246,096
California Municipal Finance Authority, Call 07/01/32(a)	5.50%	07/01/2060	500,000	523,378
California Municipal Finance Authority(d)	5.00%	10/01/2031	10,000	11,032
California Public Finance Authority, Call 06/01/31(a)	6.50%	06/01/2054	175,000	171,497
California Public Finance Authority, Call 03/01/32(a)(c)(e)	6.63%	03/01/2065	400,000	405,984
California Public Finance Authority, Call 06/01/32(a)(c)(e)	6.63%	06/01/2065	150,000	155,422
California School Facilities Financing Authority, AG(a)(b)	0.00%	08/01/2049	1,500,000	464,270
California School Finance Authority, Call 02/14/26(a)(e)	5.00%	07/01/2036	250,000	250,193
California School Finance Authority, Call 02/14/26(a)(e)	5.00%	08/01/2036	275,000	275,082
California School Finance Authority, Call 02/14/26(a)(e)	5.00%	08/01/2045	70,000	67,622
California School Finance Authority, Call 07/01/28(a)(e)	5.00%	07/01/2045	300,000	290,418
California School Finance Authority, Call 08/01/28(a)(e)	5.00%	08/01/2038	40,000	40,842
California School Finance Authority, Call 07/01/29(a)(e)	5.00%	07/01/2049	225,000	222,468
California School Finance Authority, Call 10/01/30(a)(e)	5.00%	10/01/2042	25,000	25,669
California School Finance Authority, Call 06/01/31(a)(e)	5.00%	06/01/2043	280,000	280,988
California School Finance Authority, Call 07/01/31(a)(e)	5.00%	07/01/2054	120,000	114,339
California School Finance Authority, SAW, Call 07/01/32(a)(e)	5.60%	07/01/2064	150,000	140,299
California School Finance Authority, STI, Call 05/01/27(a)(c)(e)	5.88%	05/01/2047	200,000	198,704
California State University, Call 11/01/35(a)	5.25%	11/01/2056	300,000	325,610
California Statewide Communities Development Authority, AG, Call 08/15/32(a)(c)	5.25%	08/15/2052	300,000	305,749
California Statewide Communities Development Authority, CMI, Call 07/01/32(a)(c)	5.00%	07/01/2055	250,000	261,095
California Statewide Communities Development Authority, Call 02/14/26(a)	5.25%	12/01/2044	30,000	30,036
California Statewide Communities Development Authority, Call 02/14/26(a)	5.50%	12/01/2054	280,000	280,360
California Statewide Communities Development Authority, Call 06/01/28(a)(e)	5.25%	12/01/2043	25,000	25,485
California Statewide Communities Development Authority, ST, Call 09/01/30(a)	5.00%	09/01/2043	180,000	186,863
California Statewide Communities Development Authority	5.25%	12/01/2056	150,000	150,069
California Statewide Financing Authority, Call 02/14/26(c)	6.00%	05/01/2037	90,000	92,031
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.50%	05/15/2055	400,000	424,019
City of Oakland, CA, ST, Call 09/01/32(a)(c)	5.25%	09/01/2055	250,000	254,820
County of Sacramento, CA Airport System Revenue, Call 07/01/35(a)	5.25%	07/01/2050	250,000	260,810
Downey Unified School District	4.00%	08/01/2052	500,000	476,157
Lammersville Joint Unified School District, ST, Call 09/01/32(a)(c)	5.25%	09/01/2055	500,000	516,177
Los Angeles Department of Water & Power, Call 07/01/34	5.25%	07/01/2054	250,000	262,402
Mountain House Community Facilities District	5.25%	09/01/2055	250,000	252,504
M-S-R Energy Authority(a)(c)	6.13%	11/01/2029	20,000	21,242
Poway Unified School District Public Financing Authority, ST, Call 02/14/26(a)	5.00%	10/01/2041	40,000	40,033

The accompanying notes are an integral part of these financial statements.	1

San Diego County Regional Airport Authority, Call 02/14/26(a)	5.00%	07/01/2044	150,000	150,153
San Diego County Regional Airport Authority, Call 07/01/35(a)	5.50%	07/01/2055	250,000	265,968
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	250,000	260,317
San Francisco City & County Airport Comm-San Francisco International Airport	5.25%	05/01/2055	250,000	260,317
Silicon Valley Tobacco Securitization Authority, Call 02/14/26(b)	0.00%	06/01/2036	500,000	281,901
Silicon Valley Tobacco Securitization Authority, Call 02/14/26(b)	0.00%	06/01/2041	500,000	186,149
State of California	5.25%	09/01/2053	500,000	534,989
Washington Township Health Care District, GO, Call 02/04/26(a)(c)	5.00%	08/01/2043	275,000	275,078
				13,794,049
Puerto Rico - 3.5%
Children’s Trust Fund, 5/3/2017, Call 02/14/26(c)	5.50%	05/15/2039	135,000	136,576
Children’s Trust Fund, Call 02/14/26(c)	5.63%	05/15/2043	195,000	197,529
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(c)	4.55%	07/01/2040	27,000	27,045
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(c)	4.78%	07/01/2058	150,000	143,336
				504,486

TOTAL MUNICIPAL BONDS & NOTES (Cost $14,092,639)				14,298,535

TOTAL INVESTMENTS - 98.5% (Cost $14,092,639)				$14,298,535
Other Assets in Excess of Liabilities - 1.5%				218,998
TOTAL NET ASSETS - 100.0%				$14,517,533

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
CMI	California Mortgage Insurance
GO	General Obligation
SAW	State Aid Withholding
ST	Special Tax
STI	State Tax Intercept

(a)	Sinkable security.

(b)	Zero coupon bond issued at a discount.

(c)	Fixed coupon bond issued at a discount.

(d)	At maturity security. Interest is paid in full at the maturity date.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

The accompanying notes are an integral part of these financial statements.	2

Rockefeller Global Equity ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 9.4%
ICICI Bank Ltd., ADR	255,118	$7,472,406
JPMorgan Chase & Co.	43,462	13,294,591
Lloyds Banking Group PLC	8,401,174	12,560,316
Mitsubishi UFJ Financial Group, Inc.	596,225	10,839,576
Oversea-Chinese Banking Corp. Ltd.	729,301	12,200,993
Svenska Handelsbanken AB - Class A	400,406	6,359,636
Swedbank AB - Class A	266,722	10,446,216
		73,173,734
Consumer Discretionary Products - 0.7%
Denso Corp.	407,627	5,662,807

Consumer Staple Products - 1.1%
Haleon PLC, ADR	852,066	8,921,131

Financial Services - 6.0%
AerCap Holdings NV	91,335	13,121,186
American Express Co.	26,899	9,473,021
Intercontinental Exchange, Inc.	63,891	11,102,978
Visa, Inc. - Class A	39,949	12,856,786
		46,553,971
Health Care - 6.0%
Becton Dickinson & Co.	37,090	7,547,073
Eli Lilly & Co.	10,851	11,254,115
Intuitive Surgical, Inc.(a)	10,399	5,243,384
IQVIA Holdings, Inc.(a)	33,360	7,677,804
Lonza Group AG	9,495	6,473,443
Roche Holding AG	18,276	8,323,347
		46,519,166
Industrial Products - 11.4%
Atlas Copco AB - Class A	402,152	8,347,644
Boeing Co.(a)	46,978	10,979,698
Carrier Global Corp.	74,464	4,436,565
Epiroc AB - Class A	229,742	6,480,452
GE Aerospace	48,225	14,794,948
GE Vernova, Inc.	13,997	10,167,001
Hitachi Ltd.	246,008	8,549,519
Keysight Technologies, Inc.(a)	35,306	7,637,747
Rolls-Royce Holdings PLC	360,963	5,998,466
Schneider Electric SE	18,287	5,271,289
Siemens AG	20,611	6,284,469
		88,947,798
Industrial Services - 2.9%
RELX PLC	166,491	5,892,172
Rentokil Initial PLC	1,254,786	7,760,516
Republic Services, Inc. - Class A	42,207	9,078,304
		22,730,992
Insurance - 5.8%
AIA Group Ltd.	1,228,175	14,208,691
Allstate Corp.	39,306	7,821,501
Reinsurance Group of America, Inc.	71,449	14,486,285

The accompanying notes are an integral part of these financial statements.	3

Willis Towers Watson PLC	26,971	8,562,483
		45,078,960
Materials - 3.9%
Air Liquide SA	57,897	10,878,503
Cie de Saint-Gobain SA	57,772	5,719,605
Heidelberg Materials AG	33,568	9,236,811
Shin-Etsu Chemical Co. Ltd.	129,449	4,304,058
		30,138,977
Media - 11.6%
Alphabet, Inc. - Class A	136,437	46,115,706
Meta Platforms, Inc. - Class A	36,695	26,291,968
Tencent Holdings Ltd., ADR	156,844	11,981,313
Uber Technologies, Inc.(a)	75,829	6,070,111
		90,459,098
Oil & Gas - 5.2%
Kinder Morgan, Inc.	408,965	12,469,343
Shell PLC, ADR	239,430	18,443,293
TotalEnergies SE, ADR	129,385	9,367,474
		40,280,110
Retail & Wholesale - Discretionary - 7.3%
Alibaba Group Holding Ltd., ADR	70,498	11,953,641
Amazon.com, Inc.(a)	115,115	27,547,019
AutoZone, Inc.(a)	3,326	12,320,469
MercadoLibre, Inc.(a)	2,220	4,768,094
		56,589,223
Retail & Wholesale - Staples - 0.6%
BJ’s Wholesale Club Holdings, Inc.(a)	51,810	4,789,316

Software & Tech Services - 5.4%
Datadog, Inc. - Class A(a)	29,211	3,777,567
Microsoft Corp.	74,017	31,848,775
ServiceNow, Inc.(a)	19,723	2,307,788
Shopify, Inc. - Class A(a)	34,713	4,555,387
		42,489,517
Tech Hardware & Semiconductors - 18.8%
Advanced Micro Devices, Inc.(a)	57,998	13,729,866
Apple, Inc.	56,561	14,676,448
Applied Materials, Inc.	53,521	17,250,889
ASML Holding NV - NYRS	6,463	9,196,849
Broadcom, Inc.	22,511	7,457,894
Nintendo Co. Ltd.	171,136	11,155,014
NVIDIA Corp.	110,145	21,052,014
Samsung Electronics Co. Ltd.	271,394	30,261,732
Sony Group Corp.	417,868	9,356,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,828	12,834,984
		146,972,076
Telecommunications - 2.2%
AT&T, Inc.	122,821	3,219,139
KDDI Corp.	325,300	5,496,528
KT Corp., ADR	411,999	8,619,019
		17,334,686

The accompanying notes are an integral part of these financial statements.	4

Utilities - 1.1%
CMS Energy Corp.	116,783	8,348,817
TOTAL COMMON STOCKS (Cost $435,819,505)		774,990,379

TOTAL INVESTMENTS - 99.4% (Cost $435,819,505)		$774,990,379
U.S. Bank Money Market Deposit Account - 0.6%		5,052,185
Other Assets in Excess of Liabilities - 0.0%(b)		357,175
TOTAL NET ASSETS - 100.0%		$780,399,739

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registered Shares
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.	5

Rockefeller New York Municipal Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

	Interest	Maturity	Principal
MUNICIPAL BONDS & NOTES - 102.6%	Rate	Date	Amount	Value
American Samoa - 1.2%
American Samoa Economic Development Authority, Call 09/01/35(a)(b)(c)	5.25%	09/01/2045	250,000	$249,953

New York - 97.7%
Brooklyn Arena Local Development Corp.	3.00%	07/15/2043	400,000	316,128
Broome County Local Development Corp., AG, Call 04/01/30(a)	4.00%	04/01/2050	500,000	445,097
Buffalo & Erie County Industrial Land Development Corp., Call 02/14/26(a)	5.00%	07/01/2040	15,000	14,457
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/2052	75,000	71,219
Build NYC Resource Corp., Call 02/14/26(a)(b)	5.88%	07/01/2038	110,000	105,817
Build NYC Resource Corp., Call 02/14/26(a)	5.00%	06/01/2043	50,000	50,039
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/2042	65,000	51,719
Build NYC Resource Corp., Call 06/01/30(a)(b)	5.75%	06/01/2062	200,000	197,751
Build NYC Resource Corp., Call 07/01/32(a)	6.00%	07/01/2060	500,000	502,762
Build NYC Resource Corp., Call 06/15/35(a)(b)	5.75%	06/15/2060	250,000	249,826
Build NYC Resource Corp., Call 07/01/35(a)	5.50%	07/01/2055	500,000	515,394
Build NYC Resource Corp., Call 12/01/35(a)(b)	5.50%	12/01/2051	250,000	262,816
Chautauqua Tobacco Asset Securitization Corp., Call 02/14/26(a)(b)	5.00%	06/01/2048	50,000	38,924
City of New York, NY, GO, Call 03/01/34(a)	5.25%	03/01/2053	650,000	677,620
City of New York, NY	2.50%	06/01/2044	200,000	200,000
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)	5.00%	07/01/2046	200,000	206,102
Dobbs Ferry Local Development Corp., Call 02/14/26(a)	5.00%	07/01/2039	100,000	100,080
Erie Tobacco Asset Securitization Corp., Call 02/14/26(b)	5.00%	06/01/2045	100,000	82,523
Genesee County Funding Corp., Call 12/01/35(a)	5.50%	12/01/2055	250,000	259,326
Hempstead Town Local Development Corp., Call 02/14/26(a)	5.00%	07/01/2029	200,000	200,111
Hempstead Town Local Development Corp., Call 02/14/26	5.00%	10/01/2035	25,000	25,041
Hempstead Town Local Development Corp., Call 02/14/26(a)	5.00%	09/01/2043	85,000	85,038
Hempstead Town Local Development Corp., Call 02/14/26(a)	5.00%	07/01/2044	100,000	100,008
Long Island Power Authority, Call 09/01/34(a)	5.25%	09/01/2054	265,000	279,209
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/2051	695,000	717,492
Metropolitan Transportation Authority, Call 05/15/26(a)	5.25%	11/15/2056	510,000	510,346
Monroe County Industrial Development Corp., Call 07/01/34(a)	5.00%	07/01/2059	140,000	125,732
Nassau County Industrial Development Agency, Call 06/02/25, Put 05/22/25(a)(d)	2.95%	01/01/2042	200,000	200,000
Nassau County Tobacco Settlement Corp., Call 01/30/26(a)(b)	5.13%	06/01/2046	100,000	74,613
New York City Housing Development Corp., Call 11/01/32(a)	5.13%	11/01/2055	500,000	506,600
New York City Housing Development Corp., Call 05/01/33(a)	5.20%	11/01/2050	400,000	409,168
New York City Municipal Water Finance Authority, Call 12/15/35	5.00%	06/15/2055	750,000	775,124
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35(a)(d)(e)	5.50%	05/01/2050	1,000,000	1,080,600
New York Convention Center Development Corp., Call 02/14/26(a)	5.00%	11/15/2045	220,000	219,988
New York Counties Tobacco Trust IV, Call 01/30/26(b)	5.00%	06/01/2038	25,000	23,207
New York Counties Tobacco Trust IV, Call 01/30/26(b)	5.00%	06/01/2042	20,000	16,744
New York Counties Tobacco Trust IV, Call 01/30/26(b)	5.00%	06/01/2045	5,000	3,905
New York Counties Tobacco Trust VI, Call 06/01/26(a)	5.00%	06/01/2041	100,000	100,058
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/2045	140,000	103,974
New York Energy Finance Development Corp	5.00%	07/01/2056	500,000	533,366
New York Liberty Development Corp., Call 02/04/26(a)	5.38%	11/15/2040	500,000	500,029

The accompanying notes are an integral part of these financial statements.	6

New York State Dormitory Authority, Call 02/14/26	5.00%	07/01/2028	65,000	65,140
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/2054	500,000	533,100
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	527,175
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	531,509
New York State Dormitory Authority, Call 09/15/35(a)	5.50%	03/15/2053	500,000	536,103
New York State Dormitory Authority, Call 09/15/35(a)	5.00%	03/15/2055	500,000	515,626
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.88%	11/01/2053	180,000	179,549
New York State Thruway Authority, Call 01/01/36(a)	5.00%	01/01/2056	500,000	515,626
New York Transportation Development Corp, AG-CR, Call 02/14/26(a)	5.25%	01/01/2050	220,000	220,012
New York Transportation Development Corp., AG, Call 12/31/44(a)	0.00%	12/31/2054	200,000	133,040
New York Transportation Development Corp., Call 02/14/26(a)	5.00%	07/01/2041	145,000	145,025
New York Transportation Development Corp., Call 02/14/26(a)	5.25%	01/01/2050	30,000	30,001
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/2054	100,000	103,995
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/2060	500,000	506,522
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	300,000	303,265
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/2044	25,000	16,269
Onondaga Civic Development Corp, Call 02/14/26(a)	5.00%	10/01/2040	250,000	222,525
Onondaga Civic Development Corp., Call 02/14/26(a)	5.00%	07/01/2045	40,000	39,999
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/2056	600,000	652,217
Ontario County Local Development Corp., Call 12/01/33(a)	6.50%	12/01/2045	750,000	758,759
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/2052	500,000	504,857
Saratoga County Capital Resource Corp., Call 07/01/35(a)	5.00%	07/01/2047	500,000	524,648
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	765,040
Tompkins County Development Corp., Call 02/14/26(a)	5.00%	07/01/2034	150,000	150,189
Tompkins County Development Corp., Call 02/14/26(a)	5.00%	07/01/2044	90,000	90,029
Triborough Bridge & Tunnel Authority, Call 05/15/34(a)	5.25%	05/15/2054	250,000	262,011
Westchester County Local Development Corp., Call 07/01/27(a)(c)	5.00%	07/01/2036	510,000	531,040
				20,301,224
Puerto Rico - 3.7%
Children’s Trust Fund, 5/3/2017, Call 02/14/26(b)	5.50%	05/15/2039	125,000	126,459
Children’s Trust Fund, Call 02/14/26(b)	5.63%	05/15/2043	155,000	157,010
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Call 07/01/28(a)(b)	4.54%	07/01/2053	12,000	11,077
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	4.78%	07/01/2058	500,000	477,786
				772,332
TOTAL MUNICIPAL BONDS & NOTES (Cost $21,056,322)				21,323,509

TOTAL INVESTMENTS - 102.6% (Cost $21,056,322)				$21,323,509
Floating Rate Note Obligations - (3.6)%(f)				(750,000)
Other Assets in Excess of Liabilities - 1.0%				200,781
TOTAL NET ASSETS - 100.0%				$20,774,290

Percentages are stated as a percent of net assets.

AG	Assured Guaranty

AG-CR AGM Insured Custodial Receipt

GO	General Obligation

SONY

MA	State of New York Mortgage Agency

(a)	Sinkable security.

(b)	Fixed coupon bond issued at a discount.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Adjustable rate security. Rate disclosed is as of January 31, 2026.

(e)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

(f)	Face value of Floating Rate Notes issued in TOB transactions.

The accompanying notes are an integral part of these financial statements.	7

Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

January 31, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES - 116.3%	Interest Rate	Maturity Date	Principal Amount	Value
Alabama - 1.0%
Black Belt Energy Gas District	5.00%	10/01/2035	3,000,000	$3,130,659

Arizona - 2.8%
Arizona Industrial Development Authority, Call 01/14/26, Put 01/14/26(a)(b)	3.20%	02/01/2048	100,000	100,000
Arizona Industrial Development Authority, Call 07/01/27(b)(c)	5.75%	07/01/2047	110,000	104,714
Arizona Industrial Development Authority, Call 02/01/32(b)(c)	6.88%	02/01/2065	1,000,000	1,001,264
Arizona Industrial Development Authority, Call 07/01/27(b)(c)	5.88%	07/01/2052	105,000	99,317
Estrella Mountain Ranch Community Facilities District, SA, Call 07/01/35(b)	5.80%	07/01/2049	450,000	445,853
Industrial Development Authority of the City of Phoenix, Arizona, Call 12/01/33(b)(c)	5.25%	12/01/2060	4,000,000	3,726,101
Industrial Development Authority of the County of Pima, Call 11/01/27(b)	6.50%	11/01/2047	970,000	935,691
La Paz County Industrial Development Authority, Call 02/15/28(b)	5.00%	02/15/2048	50,000	48,029
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(b)	6.25%	03/01/2055	285,000	320,688
Sierra Vista Industrial Development Authority, Call 06/15/31(b)(c)(d)	5.75%	06/15/2064	1,850,000	1,763,691
				8,545,348

Arkansas - 0.4%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(b)	5.00%	01/01/2055	970,000	1,036,034
Pulaski County Public Facilities Board, Call 02/14/26	5.00%	12/01/2031	5,000	5,007
Pulaski County Public Facilities Board, Call 02/14/26(b)	5.00%	12/01/2042	210,000	210,145
				1,251,186

California - 10.6%
California County Tobacco Securitization Agency, Call 01/30/26(e)	0.00%	06/01/2046	3,750,000	1,025,387
California County Tobacco Securitization Agency, Call 02/14/26(c)	6.00%	06/01/2042	265,000	267,136
California Infrastructure & Economic Development Bank, Call 07/01/31(b)(c)	5.13%	07/01/2054	1,200,000	1,111,670
California Infrastructure & Economic Development Bank, Call 07/01/31(b)(c)	5.25%	07/01/2064	500,000	462,569
California Municipal Finance Authority, Call 11/01/34(b)	5.38%	11/01/2045	775,000	792,214
California Public Finance Authority, Call 06/01/31(b)(c)	6.38%	06/01/2059	1,500,000	1,434,355
California Public Finance Authority, Call 03/01/32(b)(c)	6.63%	03/01/2065	2,465,000	2,501,873
California Public Finance Authority, Call 06/01/32(b)(c)	6.63%	06/01/2065	1,430,000	1,481,692
California Statewide Financing Authority, Call 02/14/26(c)	6.00%	05/01/2043	200,000	200,482
City of Los Angeles Department of Airports, Call 05/15/35(a)(b)(h)	5.50%	05/15/2055	8,000,000	8,564,240
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(b)	5.25%	05/01/2055	1,000,000	1,041,267
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)(b)(h)	5.50%	05/01/2055	10,000,000	10,741,800
San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 02/14/26(b)	5.00%	08/01/2043	60,000	60,040
Silicon Valley Tobacco Securitization Authority, Call 02/14/26(e)	0.00%	06/01/2036	4,000,000	2,255,211
Washington Township Health Care District, GO, Call 02/04/26(b)(c)	5.00%	08/01/2043	105,000	105,030
				32,044,966

Colorado - 7.9%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/2054	1,000,000	1,003,303
Bent Grass Metropolitan District, GO, Call 12/01/30(b)	5.75%	12/01/2054	1,000,000	1,023,175
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/15/2054	750,000	745,737
Colorado Educational & Cultural Facilities Authority, Call 07/01/35(b)(c)	6.00%	07/01/2055	2,525,000	2,555,953
Colorado Health Facilities Authority, Call 02/14/26(b)	5.00%	05/15/2045	135,000	135,049
Colorado Health Facilities Authority, Call 06/15/35(b)	7.00%	06/15/2055	4,150,000	4,091,674
Colorado State University Research Foundation, Call 03/01/36(b)(c)	5.50%	03/01/2065	750,000	738,799

The accompanying notes are an integral part of these financial statements.	8

Cottonwood Creek Metropolitan District No. 5, GO, Call 09/01/30(b)	0.00%	12/01/2055	1,000,000	768,619
Creekwalk Marketplace Business Improvement District, Call 12/01/29(b)	6.00%	12/01/2054	875,000	874,665
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/2054	1,000,000	968,750
Dominion Water & Sanitation District, Call 12/01/28(b)	5.88%	12/01/2052	1,600,000	1,632,492
Green Valley Ranch East Metropolitan District No. 9, GO, Call 12/01/30(b)	0.00%	12/01/2055	995,000	797,704
Palisade Metropolitan District No. 2, Call 12/01/29(b)	5.88%	12/15/2054	1,000,000	956,960
Piney Lake Trails Metropolitan District No. 1, GO, Call 12/01/33(b)	5.88%	12/01/2055	645,000	647,046
Pinnacle Farms Metropolitan District No. 1, GO, Call 09/01/30	8.75%	12/15/2055	1,051,000	1,045,854
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(b)	6.00%	12/01/2054	750,000	761,155
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/2054	550,000	546,874
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/2054	500,000	496,161
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(b)	0.00%	09/20/2054	1,000,000	729,065
Sterling Ranch Community Authority Board, Call 12/01/30	6.88%	12/15/2055	550,000	551,848
Trevenna Metropolitan District, GO, Call 12/01/29(b)	5.75%	12/01/2054	505,000	490,291
Vail Home Partners Corp, Call 04/01/35(b)(c)	5.88%	10/01/2055	500,000	508,964
Village Metropolitan District, GO, Call 09/01/30(b)(c)	5.75%	12/01/2055	1,000,000	1,007,118
Weems Neighborhood Metropolitan District, GO, Call 06/01/30(b)(d)	5.88%	12/01/2055	800,000	817,226
				23,894,482

Connecticut - 0.6%
Stamford Housing Authority, Call 10/01/32(b)	6.50%	10/01/2055	1,000,000	1,021,735
Stamford Housing Authority, Call 10/01/32(b)(c)	6.25%	10/01/2060	750,000	751,701
				1,773,436

Delaware - 1.3%
Delaware State Economic Development Authority, AG, Call 02/14/26(b)	5.00%	10/01/2039	50,000	50,084
Delaware State Economic Development Authority, Call 02/14/26(b)	5.00%	10/01/2036	305,000	304,990
Delaware State Economic Development Authority, Call 07/01/32(b)(c)	6.00%	07/01/2065	1,465,000	1,471,790
Delaware Transportation Authority	5.00%	06/01/2055	2,000,000	2,000,572
				3,827,436

District of Columbia - 3.7%
Washington Metropolitan Area Transit Authority, Call 07/15/33(a)(b)(d)(h)	5.25%	07/15/2053	10,640,000	11,112,842

Florida - 12.1%
Alachua County Health Facilities Authority, Call 02/14/26(b)	5.00%	12/01/2044	710,000	710,266
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(b)	5.25%	05/01/2055	1,000,000	990,120
Capital Projects Finance Authority, Call 06/15/29(b)	5.00%	06/15/2054	500,000	453,797
Capital Projects Finance Authority, Call 06/15/30(b)(c)	6.75%	06/15/2065	2,000,000	2,010,705
Capital Projects Finance Authority, Call 03/01/32(b)(c)	7.13%	01/01/2065	2,000,000	2,059,141
Capital Trust Authority, Call 12/01/29(b)	6.88%	12/01/2044	1,000,000	1,044,248
Capital Trust Authority, Call 06/15/30(b)(c)	5.25%	06/15/2059	500,000	455,887
Capital Trust Authority, Call 07/01/31(b)	5.25%	07/01/2054	1,500,000	1,342,157
Capital Trust Authority, Call 07/01/31(b)	5.25%	07/01/2059	1,000,000	886,519
Capital Trust Authority, Call 06/01/32(b)	5.00%	06/01/2054	250,000	232,579
Charlotte County Industrial Development Authority, Call 10/01/33(b)	6.13%	10/01/2055	500,000	517,681
City of Gainesville, FL Utilities System Revenue, Call 01/14/26, Put 01/14/26(a)(b)	3.25%	10/01/2042	1,300,000	1,300,000
City of Lake Helen, FL	5.38%	07/15/2038	700,000	699,360
City of Venice, Call 01/01/32(b)	5.63%	01/01/2060	750,000	745,553
County of Miami-Dade FL Water & Sewer System Revenue, Call 10/01/35(b)	5.00%	10/01/2055	10,000,000	10,297,812
Edgewater West Community Development District, SA, Call 11/01/34(b)(c)	5.50%	05/01/2054	1,000,000	967,062
Florida Higher Educational Facilities Financing Authority, Call 07/01/33(b)	6.25%	07/01/2055	2,000,000	2,009,494
Florida Local Government Finance Commission, Call 06/15/32(b)(c)	6.13%	06/15/2065	1,500,000	1,513,621
Florida Local Government Finance Commission, Call 07/01/32(b)(c)	6.00%	07/01/2060	1,000,000	1,011,101
Florida Local Government Finance Commission, Call 11/15/32(b)(c)	6.88%	11/15/2064	1,165,000	1,219,802
Gas Worx Community Development District, SA, Call 11/01/35(b)	6.00%	05/01/2057	1,195,000	1,220,134
Highlands County School Board, BAM, Call 02/14/26(b)	5.00%	09/01/2041	50,000	50,097
Miami-Dade County Expressway Authority, Call 02/14/26(b)(c)	5.00%	07/01/2040	480,000	482,365

The accompanying notes are an integral part of these financial statements.	9

Miami-Dade County Industrial Development Authority, Call 07/01/29(b)(c)	5.50%	07/01/2061	1,185,000	1,081,592
Normandy Community Development District, SA, Call 11/01/34(b)(c)	5.55%	05/01/2054	95,000	90,996
Palm Beach County Health Facilities Authority, Call 05/15/30(b)(c)	7.50%	05/15/2053	135,000	149,716
Palm Beach County Health Facilities Authority, Call 05/15/30(b)(c)	7.63%	05/15/2058	185,000	205,681
Parrish Lakes II Community Development District, SA, Call 11/01/34(b)	5.45%	05/01/2054	1,000,000	975,123
Pioneer Ranch Community Development District, SA, Call 11/01/34(b)	5.30%	05/01/2055	965,000	940,235
Poitras East Community Development District, SA, Call 05/01/35(b)	6.10%	05/01/2055	855,000	873,903
				36,536,747

Georgia - 0.7%
Atlanta Development Authority, TAR, Call 04/01/29(d)	5.50%	04/01/2039	1,000,000	1,037,125
Development Authority for Fulton County, Call 02/14/26(b)	5.00%	07/01/2044	1,000,000	1,000,652
				2,037,777

Idaho - 0.8%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(b)(d)	5.50%	09/01/2053	1,000,000	990,223
Power County Industrial Development Corp, Call 02/14/26	6.45%	08/01/2032	1,500,000	1,506,230
				2,496,453

Illinois - 2.3%
Chicago Board of Education, GO, Call 02/14/26(b)	5.00%	12/01/2042	100,000	99,996
City of Burbank, IL	6.25%	02/01/2056	1,265,000	1,272,974
County of Cook, Call 01/01/35(b)	6.50%	01/01/2045	1,500,000	1,524,397
Illinois Finance Authority, Call 02/14/26	5.00%	11/15/2027	10,000	10,013
Illinois Finance Authority, Call 08/01/32(b)(c)	6.38%	08/01/2055	1,900,000	1,936,894
Illinois Finance Authority	5.25%	05/15/2054	1,000,000	829,422
Illinois State Toll Highway Authority, Call 02/14/26	5.00%	01/01/2031	120,000	120,255
Upper Illinois River Valley Development Authority, Call 12/01/34(b)	6.00%	12/01/2055	1,000,000	1,006,541
West Chicago Fire Protection District, GO, Call 02/14/26	5.00%	01/01/2033	100,000	100,099
				6,900,591

Indiana - 3.2%
City of Evansville, Call 02/19/26(b)	5.45%	01/01/2038	1,070,000	1,037,180
City of Fort Wayne, Call 02/14/26(b)	5.35%	01/01/2038	715,000	688,767
City of Mishawaka, Call 02/14/26(b)	5.38%	01/01/2038	920,000	916,379
City of Valparaiso, Call 12/01/28(b)	5.38%	12/01/2041	750,000	698,115
Indiana Housing & Community Development Authority, Call 02/14/26(b)	5.75%	01/01/2036	2,500,000	2,500,517
Indiana Housing & Community Development Authority, Call 02/14/26(b)	5.50%	01/01/2037	1,900,000	1,900,336
Town of Merrillville, Call 02/14/26(b)	5.75%	04/01/2036	945,000	945,257
Town of Whitestown, IN, TAR, Call 09/01/35(b)(d)	6.00%	09/01/2050	1,085,000	1,075,990
				9,762,541

Iowa - 1.0%
Iowa Finance Authority, Call 05/15/26(b)	5.00%	05/15/2047	90,000	85,688
Iowa Finance Authority, Call 05/15/30(b)(c)	7.50%	05/15/2053	935,000	1,036,919
Iowa Finance Authority, Call 11/01/41(b)	6.00%	11/01/2042	500,000	501,610
Iowa Finance Authority	5.13%	05/15/2059	1,450,000	1,364,281
				2,988,498

Kansas - 0.3%
City of Wichita, KS, Call 05/15/31(b)	5.75%	05/15/2045	225,000	221,929
City of Wichita, KS, Call 06/01/32(b)	6.75%	06/01/2060	575,000	589,144
				811,073

Maryland - 0.0%(f)
Maryland Health & Higher Educational Facilities Authority, Call 02/04/26(b)	5.00%	08/15/2041	100,000	100,071

Massachusetts - 1.1%
Massachusetts Development Finance Agency, Call 12/01/31(b)(c)(d)	5.88%	12/01/2060	2,730,000	2,522,144
Massachusetts Development Finance Agency, Call 07/01/34(b)(c)(d)	5.00%	07/01/2060	1,000,000	950,560

3,472,704

The accompanying notes are an integral part of these financial statements.	10

Michigan - 1.2%
Green Lake Township Economic Development Corp., Call 01/14/26, Put 01/14/26(a)	3.25%	06/01/2034	800,000	800,000
Kalamazoo Economic Development Corp	6.25%	08/15/2061	380,000	383,818
Michigan Strategic Fund, Call 02/14/26(b)	6.25%	11/15/2043	2,000,000	2,001,131
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(e)	0.00%	06/01/2058	28,500,000	503,167
				3,688,116

Minnesota - 1.7%
City of Apple Valley, MN, Call 09/01/33(b)(c)	5.50%	09/01/2055	525,000	530,824
City of Coon Rapids, MN, Call 06/15/35(b)(c)	6.50%	06/15/2065	1,500,000	1,507,768
City of Eagan, Call 02/01/32(b)(c)	6.25%	02/01/2045	250,000	250,655
City of Eagan, Call 02/01/32(b)(c)	6.38%	02/01/2055	350,000	341,038
City of Eagan, Call 02/01/32(b)(c)	6.50%	02/01/2065	625,000	611,646
City of Minneapolis, Call 07/01/31(b)	4.00%	07/01/2051	100,000	63,674
City of Shakopee, MN Senior Housing Revenue, Call 11/01/32(b)(c)	5.75%	11/01/2055	500,000	500,917
City of Shakopee, MN Senior Housing Revenue, Call 11/01/32(b)	5.88%	11/01/2065	500,000	504,397
Housing & Redevelopment Authority of The City of St. Paul, Minnesota, Call 07/01/32(b)(c)	6.13%	07/01/2065	365,000	359,153
Housing & Redevelopment Authority of The City of St. Paul, Minnesota, Call 09/01/32(b)(c)	5.63%	09/01/2065	500,000	490,704
				5,160,776

Missouri - 1.4%
Health & Educational Facilities Authority of the State of Missouri, Call 02/14/26(b)	5.00%	11/15/2045	245,000	245,095
Health & Educational Facilities Authority of the State of Missouri, Call 02/14/26(b)	5.00%	11/15/2048	70,000	70,012
Kansas City Industrial Development Authority, Call 01/01/35	6.00%	01/01/2048	570,000	578,161
Kirkwood Industrial Development Authority	5.25%	05/15/2050	1,000,000	914,695
Missouri Development Finance Board, Call 02/14/26	5.00%	06/01/2027	20,000	20,037
Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(b)	5.00%	11/01/2055	2,500,000	2,510,127
				4,338,127

Montana - 0.1%
City of Kalispell, MT, Call 05/15/32(b)	6.00%	05/15/2060	250,000	255,430

New Hampshire - 1.4%
New Hampshire Business Finance Authority, Call 12/01/26(d)	5.38%	12/01/2031	1,000,000	1,001,002
New Hampshire Business Finance Authority, Call 04/01/33(b)(c)	5.63%	04/01/2045	500,000	524,588
New Hampshire Business Finance Authority, Call 04/01/33(b)(c)	5.75%	04/01/2055	625,000	634,261
New Hampshire Health and Education Facilities Authority Act, Call 02/14/26	5.00%	07/01/2036	2,000,000	2,002,865
New Hampshire Health and Education Facilities Authority, Call 02/14/26(b)(c)	5.00%	08/01/2043	120,000	120,054
				4,282,770

New York - 15.3%
Build NYC Resource Corp., Call 02/14/26(b)(c)	5.88%	07/01/2038	940,000	904,258
Dobbs Ferry Local Development Corp., Call 02/14/26(b)	5.00%	07/01/2039	350,000	350,280
Dobbs Ferry Local Development Corp., Call 02/14/26(b)	5.00%	07/01/2044	55,000	55,021
Hempstead Town Local Development Corp., Call 02/14/26(b)	5.00%	07/01/2044	2,200,000	2,200,184
Monroe County Industrial Development Corp., Call 07/01/34(b)	5.00%	07/01/2059	1,000,000	898,087
New York City Housing Development Corp., Call 05/01/33(b)	5.05%	11/01/2045	200,000	205,803
New York City Housing Development Corp., Call 05/01/33(b)	5.25%	11/01/2055	700,000	711,683
New York City Housing Development Corp	5.00%	05/01/2056	5,000,000	5,017,134
New York City Municipal Water Finance Authority	3.25%	06/15/2050	2,720,000	2,720,000
New York City Municipal Water Finance Authority	3.25%	06/15/2050	4,400,000	4,400,000
New York City Transitional Finance Authority Future Tax Secured Rrevenue, Call 11/01/35(a)(b)(d)(h)	5.50%	05/01/2050	8,000,000	8,644,800
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	02/01/2053	8,000,000	8,213,102

The accompanying notes are an integral part of these financial statements.	11

New York Counties Tobacco Trust II, Call 02/14/26(b)(c)	5.75%	06/01/2043	100,000	102,027
New York Counties Tobacco Trust VI, Call 06/01/26(c)	3.75%	06/01/2045	195,000	144,821
New York Transportation Development Corp., AG, Call 12/31/44(b)	0.00%	12/31/2054	300,000	199,560
New York Transportation Development Corp., Call 02/14/26(b)	5.25%	01/01/2050	1,070,000	1,070,045
New York Transportation Development Corp., Call 10/01/30(b)(c)	4.38%	10/01/2045	945,000	894,953
New York Transportation Development Corp., Call 06/30/33(b)	5.00%	06/30/2060	1,100,000	1,064,162
New York Transportation Development Corp., Call 06/30/34(b)	6.00%	06/30/2059	1,500,000	1,584,585
New York Transportation Development Corp., Call 12/31/34(b)	5.50%	12/31/2060	2,000,000	2,021,764
Ontario County Local Development Corp., Call 12/01/33(b)	6.50%	12/01/2045	4,000,000	4,046,716
St. Lawrence County Industrial Development Agency, Call 02/14/26(b)	5.00%	07/01/2043	20,000	20,008
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(b)(c)	6.00%	12/01/2053	750,000	765,040
				46,234,033

North Carolina - 5.2%
Charlotte-Mecklenburg Hospital Authority, Call 01/14/26, Put 01/14/26(a)(b)	3.20%	01/15/2048	3,870,000	3,870,000
City of Charlotte NC Airport Revenue, Call 07/01/33(a)(b)(d)(h)	5.25%	07/01/2053	8,000,000	8,367,360
North Carolina Medical Care Commission, Call 09/01/31(b)	5.50%	09/01/2054	1,665,000	1,660,261
North Carolina Medical Care Commission	3.20%	06/01/2055	1,800,000	1,800,000
				15,697,621

Ohio - 9.9%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/2055	1,950,000	1,606,482
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(e)	0.00%	06/01/2057	15,000,000	1,142,316
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(b)(c)	5.88%	01/01/2049	500,000	499,020
Columbus-Franklin County Finance Authority, Call 01/01/31(b)	6.05%	01/01/2046	1,000,000	1,007,529
Dayton-Montgomery County Port Authority, Call 01/01/31(b)	6.63%	01/01/2045	1,150,000	1,207,596
Lakes Area Economic Development Authority	5.88%	11/01/2062	1,000,000	988,750
Ohio Housing Finance Agency, Call 02/14/26(b)	5.13%	01/01/2032	545,000	547,757
Ohio Housing Finance Agency, Call 01/01/30(b)	6.00%	01/01/2045	1,000,000	1,011,065
Ohio Housing Finance Agency, Call 07/01/30(b)	6.38%	01/01/2045	1,500,000	1,563,111
Ohio Housing Finance Agency, Call 01/01/31(b)	6.25%	01/01/2045	1,500,000	1,551,618
Ohio Housing Finance Agency, Call 01/01/31(b)	6.30%	01/01/2045	1,500,000	1,530,006
Ohio Housing Finance Agency, Call 01/01/31(b)	6.50%	01/01/2045	1,500,000	1,551,019
Ohio Housing Finance Agency, Call 01/01/31(b)	6.10%	01/01/2046	1,675,000	1,693,815
Port of Greater Cincinnati Development Authority, Call 07/01/30(b)	6.50%	01/01/2045	1,500,000	1,565,510
State of Ohio, AG, Call 02/14/26(b)	5.00%	12/31/2035	1,575,000	1,576,668
University of Akron	5.00%	01/01/2028	315,000	315,388
Worthington City School District, GO, Call 12/01/32(b)	5.50%	12/01/2054	10,000,000	10,610,712
				29,968,362

Oregon - 0.0%(f)
Oregon State Facilities Authority, Call 02/04/26	5.00%	11/15/2028	20,000	20,092
Oregon State Facilities Authority, Call 02/04/26	5.00%	11/15/2029	110,000	110,508
				130,600

Pennsylvania - 4.6%
Chester Water Authority, Call 02/14/26	5.00%	12/01/2037	200,000	200,344
Crawford County Hospital Authority, Call 06/01/26(b)	6.00%	06/01/2046	425,000	425,602
Crawford County Hospital Authority, Call 06/01/26(b)(c)	6.00%	06/01/2051	500,000	500,281
Lancaster County Hospital Authority, Call 02/14/26(b)(c)	5.00%	07/01/2045	50,000	49,239
Lehigh County General Purpose Authority, Call 02/14/26(b)	0.00%	02/01/2044	2,340,853	1,477,031
Lehigh County General Purpose Authority, Call 02/14/26(b)	7.50%	02/01/2044	1,500,000	1,240,570
Lehigh County General Purpose Authority(g)	0.00%	02/01/2044	2,318,848	13,739
Monroeville Finance Authority, Call 02/14/26(b)	5.00%	02/01/2045	75,000	75,023
Pennsylvania State University, Call 09/01/35(a)(b)(d)(h)	5.50%	09/01/2055	8,000,000	8,753,200
Philadelphia Authority for Industrial Development, Call 06/01/35(b)	6.25%	06/01/2055	1,000,000	1,040,950
				13,775,979

Puerto Rico - 0.6%

The accompanying notes are an integral part of these financial statements.	12

Children’s Trust Fund, 5/3/2017, Call 02/14/26(c)	5.50%	05/15/2039	220,000	222,568
Children’s Trust Fund, 5/3/2017, Call 02/14/26(e)	0.00%	05/15/2057	8,000,000	380,458
Children’s Trust Fund, Call 02/14/26(c)	5.63%	05/15/2043	110,000	111,427
Children’s Trust Fund, Call 02/14/26(e)	0.00%	05/15/2050	5,000,000	1,025,707
				1,740,160

Rhode Island - 0.2%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(b)	4.75%	10/01/2059	500,000	495,473

South Carolina - 1.8%
City of Goose Creek, SC, SA, Call 10/01/30(b)(c)(d)	5.50%	10/01/2055	1,000,000	1,003,594
South Carolina Jobs-Economic Development Authority, Call 10/01/27(b)	7.75%	10/01/2057	3,000,000	3,040,397
South Carolina Jobs-Economic Development Authority, Call 06/15/29(b)	5.00%	06/15/2051	705,000	547,093
South Carolina Jobs-Economic Development Authority, Call 06/15/29(b)	5.00%	06/15/2056	500,000	380,121
South Carolina Jobs-Economic Development Authority, Call 11/15/34(b)	5.75%	11/15/2054	500,000	508,792
				5,479,997

Tennessee - 0.4%
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 02/14/26(b)	5.00%	12/01/2034	85,000	85,024
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 02/14/26(b)	5.25%	12/01/2044	1,125,000	1,077,604
				1,162,628

Texas - 13.9%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(b)(c)	4.25%	06/15/2059	850,000	781,273
City of Anna, TX, SA, Call 09/15/33(b)	5.50%	09/15/2055	625,000	625,332
City of Friendswood, SA, Call 09/15/34(b)	7.00%	09/15/2054	1,500,000	1,504,641
City of Lavon, TX, SA, Call 09/15/35(b)	5.75%	09/15/2055	875,000	872,430
City of Mesquite, TX, SA, Call 09/01/33(b)	5.63%	09/01/2055	700,000	692,514
City of Mesquite, TX, SA, Call 09/01/35(b)	5.75%	09/01/2055	650,000	643,592
City of Royse City, TX, SA, Call 09/15/33(b)	6.00%	09/15/2055	1,000,000	988,954
City of Terrell, TX, SA, Call 09/15/35(b)(c)	7.00%	09/15/2055	1,000,000	1,018,062
Clifton Higher Education Finance Corp., Call 02/14/26(b)	4.40%	12/01/2047	120,000	108,195
Clifton Higher Education Finance Corp., Call 08/15/34(b)(c)	6.00%	08/15/2055	3,000,000	2,931,223
County of Medina, SA, Call 09/01/32(b)	5.35%	09/01/2054	1,000,000	950,925
Edinburg Local Government Finance Corp., AG, Call 02/14/26	5.00%	03/01/2027	40,000	40,063
New Hope Cultural Education Facilities Finance Corp., AG, Call 02/04/26(b)	5.00%	04/01/2046	130,000	129,998
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(b)	6.75%	07/01/2044	500,000	517,657
New Hope Cultural Education Facilities Finance Corp., Call 07/01/32(b)(c)	7.13%	07/01/2056	250,000	255,140
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(b)	6.50%	10/01/2055	1,780,000	1,841,635
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(b)	6.50%	10/01/2060	1,430,000	1,475,980
New Hope Higher Education Finance Corp.	5.00%	03/15/2055	845,000	868,978
Port of Port Arthur Navigation District, Call 01/14/26, Put 01/14/26(a)	3.25%	04/01/2040	2,500,000	2,500,000
Port of Port Arthur Navigation District	3.25%	04/01/2040	2,500,000	2,500,000
Tarrant County Cultural Education Facilities Finance Corp., Call 02/14/26(b)	4.00%	05/15/2031	45,000	45,012
Texas Transportation Finance Corp., Call 10/01/35(b)	5.25%	10/01/2055	10,000,000	10,598,759
Travis County Development Authority, SA, Call 09/01/33(b)(c)	5.63%	09/01/2055	1,970,000	1,918,733
Travis County Healthcare District, GO, Call 03/01/35(b)	5.25%	03/01/2055	8,000,000	8,346,828
				42,155,924

Utah - 2.4%
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(b)(d)	6.25%	06/01/2055	650,000	680,619
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(b)	6.75%	06/01/2055	1,000,000	853,546
NWQ Public Infrastructure District, GO, Call 12/01/30(b)	6.13%	03/01/2056	1,375,000	1,382,272
Panorama Public Infrastructure District No 1, GO, Call 12/01/30(b)	6.25%	03/01/2055	1,500,000	1,510,121
Pine View Public Infrastructure District No. 2	6.25%	12/01/2055	1,000,000	1,001,039
South Salt Lake Redevelopment Agency, TAR, Call 04/15/30(b)	6.25%	04/15/2046	560,000	566,729

The accompanying notes are an integral part of these financial statements.	13

Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(b)(d)	5.88%	03/01/2054	1,130,000	1,141,687
				7,136,013

Virginia - 0.4%
Virginia College Building Authority, Call 06/01/35(b)	6.00%	06/01/2055	1,245,000	1,309,917

Washington - 2.0%
Washington Health Care Facilities Authority, Call 02/04/26	5.00%	07/01/2029	30,000	30,019
Washington Health Care Facilities Authority, Call 02/04/26(b)	5.00%	07/01/2038	500,000	500,157
Washington Health Care Facilities Authority, Call 02/14/26(b)	5.00%	10/01/2038	625,000	625,811
Washington Health Care Facilities Authority, Call 02/14/26(b)	5.00%	10/01/2041	530,000	530,517
Washington Health Care Facilities Authority, Call 02/14/26(b)	5.00%	10/01/2042	150,000	150,104
Washington Health Care Facilities Authority, Call 02/14/26(b)	5.00%	10/01/2044	410,000	410,235
Washington State Housing Finance Commission, BAM, Call 07/01/35(b)(c)	5.25%	07/01/2055	1,000,000	1,001,885
Washington State Housing Finance Commission, Call 01/01/30(b)(c)	5.88%	01/01/2059	250,000	243,973
Washington State Housing Finance Commission, Call 07/01/32(b)(c)	6.38%	07/01/2060	1,500,000	1,507,354
Washington State Housing Finance Commission, Call 01/01/36(b)(c)	6.25%	01/01/2056	1,000,000	1,003,351
				6,003,406

West Virginia - 0.3%
City of Huntington, TAR, Call 06/01/32(b)(c)	5.50%	06/01/2049	300,000	298,008
City of Huntington, TAR, Call 06/01/32(b)(c)	5.63%	05/01/2050	475,000	471,885
				769,893

Wisconsin - 3.7%
Public Finance Authority, Call 06/15/26(b)(d)	4.75%	06/15/2056	995,000	843,522
Public Finance Authority, Call 12/15/26	5.50%	12/15/2032	169,843	169,993
Public Finance Authority, Call 12/01/27(b)	5.00%	12/01/2045	250,000	230,271
Public Finance Authority, Call 09/01/28(b)(c)	5.75%	09/01/2035	250,000	262,480
Public Finance Authority, Call 09/01/28(b)(c)	6.25%	09/01/2046	250,000	257,614
Public Finance Authority, Call 06/15/29(b)	5.00%	06/15/2039	485,000	495,124
Public Finance Authority, Call 06/15/29(b)(c)	6.00%	06/15/2064	1,000,000	986,007
Public Finance Authority, Call 06/15/32(b)(c)	5.25%	06/15/2065	1,000,000	913,058
Public Finance Authority, Call 06/15/33(b)(c)	6.75%	06/15/2055	250,000	248,780
Public Finance Authority, Call 06/15/33(b)	7.00%	06/15/2065	550,000	553,257
Public Finance Authority, Call 01/01/34(c)	5.75%	07/01/2062	1,186,001	1,239,072
Public Finance Authority, Call 04/01/35(b)	6.45%	04/01/2060	1,000,000	956,944
Public Finance Authority, Call 06/30/35(b)	6.50%	12/31/2065	3,000,000	3,314,413
Wisconsin Health & Educational Facilities Authority, Call 07/01/34(b)	6.63%	07/01/2060	650,000	678,488
				11,149,023

TOTAL MUNICIPAL BONDS & NOTES (Cost $362,405,488)				351,621,058

TOTAL INVESTMENTS - 116.3% (Cost $362,405,488)				$351,621,058
Floating Rate Note Obligations - (13.1)%(i)				(39,480,000)
Liabilities in Excess of Other Assets - (3.2)%				(9,512,931)
TOTAL NET ASSETS - 100.0%				$302,628,127

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
PSF-
GTD	Permanent School Fund-Guaranteed
SA	Special Assessment
TAR	Tax Allocation Receipt

The accompanying notes are an integral part of these financial statements.	14

(a)	Adjustable rate security. Rate disclosed is as of January 31, 2026.

(b)	Sinkable security.

(c)	Fixed coupon bond issued at a discount.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero coupon bond issued at a discount.

(f)	Does not round to 0.1% or (0.1)%, as applicable.

(g)	At maturity security. Interest is paid in full at the maturity date.

(h)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

(i)	Face value of Floating Rate Notes issued in TOB transactions.

The accompanying notes are an integral part of these financial statements.	15

Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Banking - 2.9%
Western Alliance Bancorp	231,634	$20,650,171

Consumer Discretionary Products - 1.1%
Champion Homes, Inc.(a)	99,068	7,764,950

Consumer Discretionary Services - 2.5%
Stride, Inc.(a)	213,037	18,022,930

Consumer Staple Products - 1.5%
elf Beauty, Inc.(a)	124,554	10,585,845

Financial Services - 18.6%
BGC Group, Inc. - Class A	1,710,134	15,579,321
HA Sustainable Infrastructure Capital, Inc. - REIT	727,346	25,027,976
PJT Partners, Inc. - Class A	132,578	22,939,971
SEI Investments Co.	130,575	11,471,014
SLM Corp.	462,861	12,566,676
StepStone Group, Inc. - Class A	232,809	16,457,268
StoneX Group, Inc.(a)	254,290	28,546,596
		132,588,822

Health Care - 7.7%
Masimo Corp.(a)	78,964	10,844,126
Merit Medical Systems, Inc.(a)	237,376	19,248,820
RadNet, Inc.(a)	355,361	24,910,806
		55,003,752

Industrial Products - 19.2%
AAON, Inc.	155,144	14,127,413
Badger Meter, Inc.	185,662	27,214,336
CSW Industrials, Inc.	42,889	11,579,172
ESCO Technologies, Inc.	61,779	14,096,114
Mirion Technologies, Inc. - Class A(a)	501,061	12,446,355
Mueller Industries, Inc.	137,016	18,653,358
Nordson Corp.	69,467	19,070,776
RBC Bearings, Inc.(a)	39,291	19,632,534
		136,820,058

Industrial Services - 18.0%
Applied Industrial Technologies, Inc.	49,330	12,846,025
Casella Waste Systems, Inc. - Class A(a)	142,617	14,387,203
Clean Harbors, Inc.(a)	36,475	9,480,217
Core & Main, Inc. - Class A(a)	198,714	10,603,379
Korn Ferry	273,516	19,001,157
Sterling Infrastructure, Inc.(a)	36,364	13,015,039
Tetra Tech, Inc.	467,202	17,594,827
UL Solutions, Inc. - Class A	199,771	14,029,918
WESCO International, Inc.	61,779	17,880,696
		128,838,461

Retail & Wholesale - Discretionary - 4.1%
FirstCash Holdings, Inc.	170,034	28,990,797

The accompanying notes are an integral part of these financial statements.	16

Retail & Wholesale - Staples - 6.1%
BJ’s Wholesale Club Holdings, Inc.(a)	262,314	24,248,306
Ollie’s Bargain Outlet Holdings, Inc.(a)	173,381	19,125,658
		43,373,964

Software & Tech Services - 6.3%
Agilysys, Inc., ADR(a)	125,310	10,870,643
Appfolio, Inc. - Class A(a)	34,116	6,477,946
Kyndryl Holdings, Inc.(a)	342,283	7,872,509
Pegasystems, Inc.	180,649	7,892,555
Q2 Holdings, Inc.(a)	197,872	12,119,660
		45,233,313

Tech Hardware & Semiconductors - 7.7%
Impinj, Inc.(a)	69,971	9,662,995
InterDigital, Inc.	54,259	17,712,308
Onto Innovation, Inc.(a)	68,388	13,817,795
TD SYNNEX Corp.	88,525	14,046,262
		55,239,360

Utilities - 1.5%
ONE Gas, Inc.	135,756	10,800,747

TOTAL COMMON STOCKS (Cost $564,814,370)		693,913,170

TOTAL INVESTMENTS - 97.2% (Cost $564,814,370)		$693,913,170
U.S. Bank Money Market Deposit Account - 3.5%		25,243,458
Liabilities in Excess of Other Assets - (0.7)%		(4,889,547)
TOTAL NET ASSETS - 100.0%		$714,267,081

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	17

Statements of Assets and Liabilities

January 31, 2026 (Unaudited)

	Rockefeller California Municipal Bond ETF	Rockefeller Global Equity ETF	Rockefeller New York Municipal Bond ETF
ASSETS:
Investments, at value (cost $14,092,639,
$435,819,505 and $20,306,322) (Note 2)	$1,4,298,535	$774,990,379	$21,323,509
Interest receivable	175,871	10,003	178,554
Cash	49,405	68,366	–
Cash Equivalents	–	5,052,185	–
Dividends receivable	–	138,616	–
Foreign currency, at value	–	4	–
Dividend tax reclaim receivable	–	498,994	–
Receivable for fund shares sold	–	–	1,220,630
Other assets	–	188	–
Total assets	14,523,811	780,758,735	22,727,535

LIABILITIES:
Payable to adviser (Note 4)	6,278	358,996	9,153
Payable for Floating Rate Note Obligations	–	–	750,000
Payable to custodian	–	–	1,189,250
Total liabilities	6,278	358,996	1,948,403
NET ASSETS	$14,517,533	$780,399,739	$20,774,290

NET ASSETS CONSISTS OF:
Paid-in capital	$14,993,175	$418,016,837	$20,696,586
Total distributable earnings/(accumulated losses)	(475,642)	362,382,902	77,704
Total Net Assets	$14,517,533	$780,399,739	$20,774,290

Net assets	$14,517,533	$780,399,739	$20,774,290
Shares issued and outstanding(a)	600,000	24,375,000	850,000
Net asset value per share	$24.20	$32.02	$24.44

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	18

Statements of Assets and Liabilities

January 31, 2026 (Unaudited)

	Rockefeller
	Opportunistic Municipal	Rockefeller U.S. Small-
	Bond ETF	Mid Cap ETF
ASSETS:
Investments, at value (cost $362,405,488 and $564,814,370)
(Note 2)	$351,621,058	$693,913,170
Interest receivable	2,730,567	55,275
Cash	259,378	–
Cash Equivalents	–	25,243,458
Dividends receivable	–	11,580
Other assets	–	1,377
Total assets	354,611,003	719,224,860

LIABILITIES:
Payable for investments purchased	12,370,266	4,492,922
Payable for Floating Rate Note Obligations	39,480,000	–
Payable to adviser (Note 4)	132,610	464,857
Total liabilities	51,982,876	4,957,779
NET ASSETS	$302,628,127	$714,267,081

NET ASSETS CONSISTS OF:
Paid-in capital	$303,605,382	$245,701,767
Total distributable earnings/(accumulated losses)	(977,255)	468,565,314
Total Net Assets	$302,628,127	$714,267,081

Net assets	$302,628,127	$714,267,081
Shares issued and outstanding(a)	12,100,000	27,420,000
Net asset value per share	$25.01	$26.05

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026 (Unaudited)

	Rockefeller
	California		Rockefeller New
	Municipal Bond	Rockefeller Global	York Municipal
	ETF	Equity ETF	Bond ETF
INVESTMENT INCOME:
Dividend income	$–	$4,238,907	$–
Less: Dividend withholding taxes	–	(195,386)	–
Less: Issuance fees	–	(6,976)	–
Interest income	393,587	39,106	533,621
Total investment income	393,587	4,075,651	533,621

EXPENSES:
Investment advisory fee (Note 4)	43,487	2,051,460	49,386
Interest expense and fees on Floating Rate Note Obligations	–	–	80,841
Interest expense	461	–	4
Tax expense	–	1,895	–
Total expenses	43,948	2,053,355	130,231
NET INVESTMENT INCOME (LOSS)	349,639	2,022,296	403,390

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(107,137)	5,032,689	(35,148)
In-kind redemptions	–	17,403,864	–
Foreign currency transactions	–	(14,873)	–
Net realized gain (loss)	(107,137)	22,421,680	(35,148)
Net change in unrealized appreciation (depreciation) on:
Investments	783,747	74,850,960	578,737
Foreign currency translations	–	40,938	–
Net change in unrealized appreciation (depreciation)	783,747	74,891,898	578,737
Net realized and unrealized gain (loss)	676,610	97,313,578	543,589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,026,249	$99,335,874	$946,979

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026 (Unaudited)

	Rockefeller
	Opportunistic Municipal	Rockefeller U.S. Small-
	Bond ETF	Mid Cap ETF

INVESTMENT INCOME:
Dividend income	$–	$2,617,764
Interest income	7,207,172	294,955
Total investment income	7,207,172	2,912,719

EXPENSES:
Investment advisory fee (Note 4)	616,150	2,771,899
Interest expense and fees on Floating Rate Note Obligations	372,531	–
Interest expense	2	–
Total expenses	988,503	2,771,899
NET INVESTMENT INCOME (LOSS)	6,218,489	140,820

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(181,396)	(34,310,762)
In-kind redemptions	–	49,604,991
Other investments	–	337
Net realized gain (loss)	(181,396)	15,294,566
Net change in unrealized appreciation (depreciation) on:
Investments
	7,323,698	(5,022,787)
Net change in unrealized appreciation (depreciation)	7,323,698	(5,022,787)
Net realized and unrealized gain (loss)	7,142,302	10,271,779
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,360,791	$10,412,599

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller California Municipal
	Bond ETF		Rockefeller Global Equity ETF
	Period Ended		Period Ended
	January 31,		January 31,
	2026	Period Ended	2026	Period Ended
	(Unaudited)	July 31, 2025(a)	(Unaudited)	July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$349,639	$607,815	$2,022,296	$5,441,432
Net realized gain (loss)	(107,137)	(583,871)	22,421,680	67,479,759
Net change in unrealized appreciation
(depreciation)	783,747	(577,851)	74,891,898	17,995,211
Net increase (decrease) in net assets resulting from operations	1,026,249	(553,907)	99,335,874	90,916,402

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(344,405)	(603,579)	(2,269,007)	(6,786,378)
Total distributions to shareholders	(344,405)	(603,579)	(2,269,007)	(6,786,378)

CAPITAL TRANSACTIONS:
Subscriptions	4,774,800	19,923,220	7,105,565	783,072,383
Redemptions	(7,289,235)	(2,415,610)	(34,133,719)	(156,850,639)
ETF transaction fees (Note 9)	–	–	–	9,258
Net increase (decrease) in net assets from capital transactions	(2,514,435)	17,507,610	(27,028,154)	626,231,002

NET INCREASE (DECREASE) IN NET ASSETS	(1,832,591)	16,350,124	70,038,713	710,361,026

NET ASSETS:
Beginning of the period	16,350,124	–	710,361,026	–
End of the period	$14,517,533	$16,350,124	$780,399,739	$710,361,026

SHARES TRANSACTIONS
Subscriptions	200,000	800,000	340,000	31,415,000
Redemptions	(300,000)	(100,000)	(1,140,000)	6,240,000
Total increase (decrease) in shares outstanding	(100,000)	700,000	(800,000)	25,175,000

(a)	Inception date for the Fund was August 12, 2024.
(b)	Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller New York Municipal		Rockefeller Opportunistic
	Bond ETF		Municipal Bond ETF
	Period Ended		Period Ended
	January 31,		January 31,
	2026	Period Ended	2026	Period Ended
	(Unaudited)	July 31, 2025(a)	(Unaudited)	July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$403,390	$297,108	$6,218,489	$6,034,541
Net realized gain (loss)	(35,148)	(160,681)	(181,396)	(2,907,005)
Net change in unrealized appreciation
(depreciation)	578,737	(316,392)	7,323,698	(5,510,341)
Net increase (decrease) in net assets resulting from operations	946,979	(179,965)	13,360,791	(2,382,805)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(396,162)	(293,554)	(6,082,890)	(5,872,350)
Total distributions to shareholders	(396,162)	(293,554)	(6,082,890)	(5,872,350)

CAPITAL TRANSACTIONS:
Subscriptions	3,675,182	17,021,810	122,222,809	193,792,240
Redemptions	–	–	(2,487,360)	(10,053,460)
ETF transaction fees (Note 9)	–	–	62,355	68,797
Net increase (decrease) in net assets from capital transactions	3,675,182	17,021,810	119,797,804	183,807,577

NET INCREASE (DECREASE) IN NET ASSETS	4,225,999	16,548,291	127,075,705	175,552,422

NET ASSETS:
Beginning of the period	16,548,291	–	175,552,422	–
End of the period	$20,774,290	$16,548,291	$302,628,127	$175,552,422

SHARES TRANSACTIONS
Subscriptions	150,000	700,000	4,900,000	7,700,000
Redemptions	–	–	(100,000)	(400,000)
Total increase (decrease) in shares outstanding	150,000	700,000	4,800,000	7,300,000

(a)	Inception date for the Fund was August 12, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Rockefeller U.S. Small-Mid Cap ETF
	Period Ended January	Period Ended
	31, 2026 (Unaudited)	July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$140,820	$(1,138,138)
Net realized gain (loss)	15,294,566	324,301,135
Net change in unrealized appreciation (depreciation)	(5,022,788)	(305,573,963)
Net increase (decrease) in net assets resulting from operations	10,412,599	17,705,346

CAPITAL TRANSACTIONS:
Subscriptions	77,023,319	1,276,314,600
Redemptions	(109,116,882)	(558,071,901)
Net increase (decrease) in net assets from capital transactions	(32,093,563)	718,242,699

NET INCREASE (DECREASE) IN NET ASSETS	(21,680,964)	735,948,045

NET ASSETS:
Beginning of the period	735,948,045	–
End of the period	$714,267,081	$735,948,045

SHARES TRANSACTIONS
Subscriptions	2,960,000	50,520,000
Redemptions	(4,190,000)	(21,870,000)
Total increase (decrease) in shares outstanding	(1,230,000)	28,650,000

(a)	Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF. (See Note 1 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS

Rockefeller New York
Municipal Bond ETF
Period Ended
January 31, 2026
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$946,979
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(12,561,721)
Proceeds from disposition on investment securities	8,396,459
Amortization of premium and accretion of discount on investments, net	(4,566)
Net realized (gain)/loss on:
Investments	35,148
Net change in unrealized (appreciation)/depreciation on:
Investments	(578,737)
(Increase)/Decrease in assets:
Interest receivable	(178,554)
Receivable for fund shares sold	(1,220,630)
Increase/(Decrease) in liabilities:
Payable to custodian	1,189,250
Payable to adviser	9,153
Net cash provided by (used in) operating activities	(3,967,219)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	3,675,182
Redemptions	-
ETF transaction fees	-
Net proceeds from floating rate note obligations, net of receivable from tender option bond trust	750,000
Net payments on floating rate note obligations, net of payable to tender option bond trust	(80,841)
Cash distributions paid to shareholders	(396,162)
Net cash provided by (used in) financing activities	3,948,179

Net change in cash and cash equivalents	(19,040)
Cash and cash equivalents, beginning of period	19,040
Cash and cash equivalents, end of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense and fees on floating rate note obligations	$80,841

The accompanying notes are an integral part of these financial statements.	25

STATEMENT OF CASH FLOWS

	Rockefeller	Rockefeller
	Opportunistic	Opportunistic
	Municipal Bond ETF	Municipal Bond ETF
	Period Ended
	January 31, 2026	Period Ended
	(Unaudited)	July 31, 2025(a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$13,360,791	$(2,382,805)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(270,740,473)	(530,472,141)
Proceeds from disposition on investment securities	128,474,782	310,666,317
Amortization of premium and accretion of discount on investments, net	(421,589)	(362,044)
Net realized (gain)/loss on:
Investments	181,396	2,907,005
Net change in unrealized (appreciation)/depreciation on:
Investments	(7,323,698)	5,510,341
(Increase)/Decrease in assets:
Interest receivable	(2,730,567)	(2,269,957)
Receivable for investments sold	-	(9,015,380)
Increase/(Decrease) in liabilities:
Payable for investments purchased	12,370,266	14,818,418
Payable for interest expense and fees on Floating Rate Note Obligations	-	124,360
Payable to adviser	132,610	81,609
Net cash provided by (used in) operating activities	(126,696,482)	(210,394,277)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	122,222,809	193,792,240
Redemptions	(2,487,360)	(10,053,460)
ETF transaction fees	62,355	68,797
Net proceeds from floating rate note obligations, net of receivable from tender option bond trust	13,500,000	56,540,000
Net payments on floating rate note obligations, net of payable to tender option bond trust	(372,531)	(23,967,523)
Cash distributions paid to shareholders	(6,082,890)	(5,872,350)
Net cash provided by (used in) financing activities	126,842,383	210,507,704

Net change in cash and cash equivalents	145,901	113,427
Cash and cash equivalents, beginning of period	113,477	-
Cash and cash equivalents, end of period	$259,378	$113,427

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense and fees on floating rate note obligations	$372,531	$158,885

(a)	Inception date for the Fund was August 12, 2024.

The accompanying notes are an integral part of these financial statements.	26

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller California Municipal Bond ETF
	Period Ended January 31, 2026
	(Unaudited)	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.36	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.54	0.97
Net realized and unrealized gain (loss)(c)	0.85	(1.70)
Total from investment operations	1.39	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.91)
Total distributions	(0.55)	(0.91)

Net asset value, end of period	$24.20	$23.36
TOTAL RETURN(d)	5.98%	(3.01)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,518	$16,350
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.56%	0.55%
After Investment Advisory Fees waived(e)	0.56%	0.51%(f)
Ratio of interest expense to average net assets(e)	0.01%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.55%	0.51%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	4.42%	4.05%
After Investment Advisory Fees waived(e)	4.42%	4.09%(f)
Portfolio turnover rate(d)(g)	95%	234%

(a)	Inception date of the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Fee waiver of 0.11% in effect through December 31, 2024.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller Global Equity ETF
	Period Ended January 31, 2026
	(Unaudited)		Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.22		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.08		0.21
Net realized and unrealized gain (loss)(c)	3.81		3.27
Total from investment operations	3.89		3.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.21)
Net realized gains	–		(0.05)
Total distributions	(0.09)		(0.26)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–		0.00 (d)
Net asset value, end of period	$32.02		$28.22
TOTAL RETURN(e)	13.81%		14.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$780,400		$710,361
Ratio of expenses to average net assets(f)	0.55%		0.55%
Ratio of tax expense to average net assets(f)	0.00	%(g)	–%
Ratio of net investment income to average net assets(f)	0.54%		1.04%
Portfolio turnover rate(e)(h)	3%		16%

(a)	Inception date of the Fund was October 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller New York Municipal Bond ETF
	Period Ended January 31, 2026
	(Unaudited)		Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.64		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.55		0.99
Net realized and unrealized gain (loss)(c)	0.78		(1.46)
Total from investment operations	1.33		(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)		(0.89)
Total distributions	(0.53)		(0.89)

Net asset value, end of period	$24.44		$23.64
TOTAL RETURN(d)	5.67%		(1.98)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,774		$16,548
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	1.45	%(i)	0.55	%(e)
After Investment Advisory Fees waived(f)	1.45	%(i)	0.53	%(e)(g)
Ratio of interest expense to average net assets(f)	0.00	%(j)	–%
Ratio of operational expenses to average net assets excluding interest expense(f)	1.45%		–%
Ratio of net investment income to average net assets(f)	4.49%		4.24%
Portfolio turnover rate(d)(h)	47%		276%

(a)	Inception date of the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Includes interest expense of 0.00% related to tender option bond transactions (See Note 2).
(f)	Annualized for periods less than one year.
(g)	Fee waiver of 0.11% in effect through December 31, 2024.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
(i)	Includes interest expense of 0.90% related to tender option bond transactions (See Note 2).
(j)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller Opportunistic Municipal Bond ETF
	Period Ended January 31, 2026
	(Unaudited)		Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.05		$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.70		1.26
Net realized and unrealized gain (loss)(c)	0.90		(1.15)
Total from investment operations	1.60		0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)		(1.06)
Total distributions	(0.65)		(1.06)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.01		0.00	(d)
Net asset value, end of period	$25.01		$24.05
TOTAL RETURN(e)	6.74%		0.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)(f)	$302,628		$175,552
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(g)	0.88	%(j)	0.80	%(f)
After Investment Advisory Fees waived(g)	0.88	%(j)	0.77	%(h)(f)
Ratio of interest expense to average net assets(e)	0.00	%(k)	–%
Ratio of operational expenses to average net assets excluding interest expense(g)	0.88%		–%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(g)	5.55%		5.21%
After Investment Advisory Fees waived(g)	5.55%		5.23	%(h)
Portfolio turnover rate(e)(i)	56%		238%

(a)	Inception date of the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Includes interest expense of 0.25% related to tender option bond transactions.
(g)	Annualized for periods less than one year.
(h)	Fee waiver of 0.11% in effect through December 31, 2024.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Includes interest expense of 0.33% related to tender option bond transactions (See Note 2).
(k)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Rockefeller U.S. Small-Mid Cap ETF
	Period Ended January 31, 2026
	(Unaudited)	Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.69	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00 (c)	(0.04)
Net realized and unrealized gain (loss)(d)	0.36	0.73
Total from investment operations	0.36	0.69

Net asset value, end of period	$26.05	$25.69
TOTAL RETURN(e)	1.40%	2.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$714,267	$735,948
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of net investment income to average net assets(f)	0.04%	(0.19)%
Portfolio turnover rate(e)(g)	27%	86%

(a)	Inception date of the Fund was October 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Rockefeller ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”), except for the Rockefeller Global Equity ETF, which is a diversified series. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Rockefeller Asset Management, a division of Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Rockefeller California Municipal Bond ETF (the “RMCA ETF”)	August 12, 2024
Rockefeller Global Equity ETF (the “RGEF ETF”)	October 25, 2024
Rockefeller New York Municipal Bond ETF (the “RMNY ETF”)	August 12, 2024
Rockefeller Opportunistic Municipal Bond ETF (the “RMOP ETF”)	August 12, 2024
Rockefeller U.S. Small-Mid Cap ETF (the “RSMC ETF”)	October 10, 2024

Effective October 24, 2024, the Rockefeller Global Equity Fund I, L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. (the “RGEF Predecessor Accounts”, and each a “Predecessor Account”) were reorganized into the RGEF ETF, a series of the Trust, by transferring all of the Predecessor Accounts’ assets to the Fund in exchange solely for shares of the Fund.

Effective October 9, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. (the “RSMC Predecessor Accounts”, and each a “Predecessor Accounts”) were reorganized into the RSMC ETF, a series of the Trust, by transferring all of the Predecessor Accounts’ assets to the Fund in exchange solely for shares of the Fund.

The Acquiring Funds have substantially similar investment objectives and substantially similar principal investment strategies as the RGEF Predecessor Accounts and the RSMC Predecessor Accounts.

The RMCA ETF’s investment objective is to seek income exempt from U.S. federal and California state income tax.

The RGEF ETF’s investment objective is to seek long-term growth of capital.

The RMNY ETF’s investment objective is to seek to provide income exempt from Federal and New York state income taxes.

The RMOP ETF’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.

The RSMC ETF’s investment objective is to seek long-term growth of capital.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

Notes to Financial Statements

January 31, 2026 (Unaudited)

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

RMCA ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$–	$14,298,535	$–	$14,298,535
Total Investments	$–	$14,298,535	$–	$14,298,535

RGEF ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$774,990,379	$–	$–	$774,990,379
Total Investments	$774,990,379	$–	$–	$774,990,379

RMNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$–	$21,323,509	$–	$21,323,509
Total Investments	$–	$21,323,509	$–	$21,323,509

RMOP ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$–	$351,621,058	$–	$351,621,058
Total Investments	$–	$351,621,058	$–	$351,621,058

RSMC ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$693,913,170	$–	$–	$693,913,170
Total Investments	$693,913,170	$–	$–	$693,913,170

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the RMCA ETF, RMNY ETF, and RMOP ETF are declared and paid monthly, for the RGEF ETF is declared and paid quarterly, and for the RSMC ETF is declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Tender Option Bonds: The RMCA ETF, RMNY ETF and RMOP ETF may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which a Fund, or an agent on behalf of a Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to a Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. Each Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. RMOP ETF has the ability to expose up to 35% of its total assets to the effects of leverage from these investments. RMNY ETF and RMCA ETF has the ability to expose up to 25% of its total assets to the effects of leverage from these investments.

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead each Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund- sponsored TOBs, each Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. Each Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, each Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that each Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from each Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to each Fund. Each Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the

Notes to Financial Statements

January 31, 2026 (Unaudited)

sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). Each Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide each Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to each Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for each Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by each Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within each Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, each Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of each Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, each Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to each Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not each Fund, would be the borrower and the loan from the

Notes to Financial Statements

January 31, 2026 (Unaudited)

liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, each Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Each Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of each Fund and are presented in each Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to “Interest expense and fees on floating rate note obligations” in the Statement of Operations.

At January 31, 2026, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

	Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
RMNY ETF	$1,080,600	$750,000
RMOP ETF	56,184,242	39,480,000

During the period ended January 31, 2026, the Funds’ average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Floating Rate Note Obligations Outstanding	Annualized Daily Weighted Average Interest Rate
RMNY ETF	$750,000	2.59%
RMOP ETF	33,496,304	2.50%

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Distressed Securities Risk (RMOP ETF Only). The Fund’s investment in distressed municipal bonds carries significant risks. These securities, including loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, are often unrated, lower-rated, in default, or near default. Many of these securities are not publicly traded and may lack liquidity. Consequently, their prices can experience extreme volatility. Distressed companies’ securities are more prone to becoming worthless compared to those of financially stable companies. Evaluating the value of these instruments can be challenging, potentially leading to the Fund losing all or a significant portion of its investment. Given the weak financial condition of issuers of distressed securities, defaults are common, potentially resulting in the Fund losing its entire investment.

Equity Market Risk (RGEF and RSMC ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of

Notes to Financial Statements

January 31, 2026 (Unaudited)

factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Focused Portfolio Risk (RSMC ETF Only). The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Foreign Securities Risk (RGEF ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries.

Interest Rate Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Jurisdiction Specific Risks (RMCA ETF, RMNY ETF and RMOP ETF Only).

●	California State-Specific Risk (RMCA ETF Only). The Fund’s concentration in California Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. In particular, tax revenues in California may be significantly impacted by downtrends in certain industries that are predominant in the state, such as its technology industry. California has also seen recent outflows in population which could impact its tax revenues and budget management.

●	New York State-Specific Risk (RMNY ETF Only). The Fund’s concentration in New York Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. In particular, tax revenues in New York may be significantly impacted by downtrends in certain industries that are predominant in the state, such as the finance industry. New York has also seen recent outflows in population which could impact its tax revenues and budget management.

●	Puerto Rico-Specific Risk. The Funds may have significant investments in municipal bonds issued by Puerto Rico or its instrumentalities, which may expose the Funds to the risk that they may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of the Funds’ holdings in Puerto Rico municipal obligations. The Puerto Rico Oversight, Management, and Economic Stability Act of 2016 (PROMESA) allows Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, which could also impact the value of the Funds’ investments in Puerto Rico municipal securities.

Market Capitalization Risks (RGEF ETF and RSMC ETF Only).

●	Large-Capitalization Investing (RGEF ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or

Notes to Financial Statements

January 31, 2026 (Unaudited)

the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Municipal Securities Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RMCA ETF	0.55%
RGEF ETF	0.55%
RMNY ETF	0.55%
RMOP ETF	0.55%
RSMC ETF	0.75%

Notes to Financial Statements

January 31, 2026 (Unaudited)

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended January 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to Financial Statements

January 31, 2026 (Unaudited)

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding proceeds from and payments on floating rate note obligations, short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
RMCA ETF	$16,942,981	$14,603,756
RGEF ETF	$43,358,687	$24,960,865
RMNY ETF	$16,791,414	$8,339,820
RMOP ETF	$362,271,158	$128,104,593
RSMC ETF	$261,815,028	$193,387,238

For the period ended, there were no purchases or sales of long-term U.S. government securities.

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Notes to Financial Statements

January 31, 2026 (Unaudited)

Fund	Purchases	Sales	Realized Gain (Loss)
RMCA ETF	$–	$–	$–
RGEF ETF	$–	$32,645,808	$17,403,864
RMNY ETF	–	–	–
RMOP ETF	–	–	–
RSMC ETF	–	107,318,901	49,604,991

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended January 31, 2026 were as follows:

Distributions paid from:	RMCA ETF		RGEF ETF		RMNY ETF
	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025	January 31, 2026

Ordinary Income	$344,405	$6,573	$2,269,007	$5,432,372	$396,162
Tax Exempt Income	–	597,006	–	–	–
Long-Term Capital Gains	–	–	–	1,363,006	–

Distributions paid from:	RMNY ETF	RMOP ETF		RSMC ETF

	July 31, 2025	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Ordinary Income	$–	$6,082,890	$63,073	$–	$–
Tax Exempt Income	290,849	–	5,809,277	–	–

As of the most recent fiscal period ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RMCA ETF	RGEF ETF	RMNY ETF	RMOP ETF	RSMC ETF
Cost of investments(a)	$17,313,793	$441,663,648	$17,011,170	$185,282,898	$588,708,952
Gross tax unrealized appreciation	65,228	276,769,856	14,670	876,007	180,388,272
Gross tax unrealized depreciation	(643,079)	(11,374,232)	(331,062)	(6,388,433)	(46,487,144)
Net tax unrealized appreciation (depreciation)	(577,851)	265,395,624	(316,392)	(5,512,426)	133,901,128
Undistributed ordinary income (loss)	4,236	–	3,961	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Total distributable earnings	4,236	–	3,961	–	–
Other accumulated gain (loss)	(583,871)	(79,589)	(160,681)	(2,904,920)	(12,155,798)
Total distributable earnings/(accumulated losses)	$(1,157,486)	$265,316,035	$(473,112)	$(8,417,346)	$121,745,330

Notes to Financial Statements

January 31, 2026 (Unaudited)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended July 31, 2025, the Funds had post-October or late-year losses as follows:

Fund	Post-October Losses	Late-Year Losses
RMCA ETF	$–	$–
RGEF ETF	91,015	–
RMNY ETF	–	–
RMOP ETF	–	–
RSMC ETF	–	1,138,138

As of July 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long -Term
RMCA ETF	$583,871	$–
RGEF ETF	–	–
RMNY ETF	160,681	–
RMOP ETF	2,904,920	–
RSMC ETF	11,017,660	–

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended January 31, 2026, were as follows:

	RMCA ETF	RMNY ETF	RMOP ETF

Maximum available credit	$15,000,000	$15,000,000	$15,000,000

Largest amount outstanding on an individual day	527,000	23,000	4,000

Average daily loan outstanding, when in use	215,833	23,000	4,000

Credit facility outstanding as of January 31, 2026	–	–	–

Average interest rate, when in use	6.41%	6.25%	6.50%
Interest rate terms	Prime -1%	Prime -1%	Prime -1%

Interest rate as of January 31, 2026	5.75%	5.75%	5.75%
Expiration date

Notes to Financial Statements

January 31, 2026 (Unaudited)

Interest expense incurred for the period ended January 31, 2026 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust. The Rockefeller Global Equity ETF and Rockefeller U.S. Small-Mid Cap ETF do not have a Loan Agreement with U.S. Bank N.A.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the RMCA ETF, the RMNY ETF, the RMOP ETF, and the RSMC ETF, and $500 for the RGEF ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 25, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each of the Funds the Adviser and Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) with respect to each of the Rockefeller ETFs (the “Sub-Advisory Agreement” and together with the Advisory Agreement, all referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and the Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 25, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and the Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and the Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that none of the Funds had commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieve asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their respective services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that each Fund has a sponsor that has agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees are paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationships with its respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.